JPMorgan SmartRetirement® 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 94.2%
Alternative Assets — 4.3%
JPMorgan Realty Income Fund Class R6 Shares (a)	5,149	82,123

Fixed Income — 8.3%
JPMorgan Core Bond Fund Class R6 Shares (a)	2,468	29,586
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	6,927	59,154
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,142	9,018
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,154	9,046
JPMorgan High Yield Fund Class R6 Shares (a)	4,857	35,508
JPMorgan Income Fund Class R6 Shares (a)	1,577	14,978

Total Fixed Income		157,290

International Equity — 34.7%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	8,564	175,818
JPMorgan International Equity Fund Class R6 Shares (a)	4,900	104,164
JPMorgan International Focus Fund Class R6 Shares (a)	8,300	221,696
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	7,608	156,811

Total International Equity		658,489

U.S. Equity — 46.9%
JPMorgan Growth Advantage Fund Class R6 Shares (a)	4,582	168,217
JPMorgan Large Cap Value Fund Class R6 Shares (a)	1,011	19,490
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	314	23,933
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	349	10,234
JPMorgan Small Cap Value Fund Class R6 Shares (a)	390	13,148
JPMorgan U.S. Equity Fund Class R6 Shares (a)	9,672	211,236
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	4,903	180,289
JPMorgan Value Advantage Fund Class R6 Shares (a)	6,073	260,956

Total U.S. Equity		887,503

TOTAL INVESTMENT COMPANIES (Cost $1,364,557)		1,785,405

EXCHANGE-TRADED FUNDS — 4.1%
Alternative Assets — 1.1%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	208	20,005

Fixed Income — 0.8%
JPMorgan High Yield Research Enhanced ETF (a)	301	15,655

U.S. Equity — 2.2%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	474	41,541

TOTAL EXCHANGE-TRADED FUNDS (Cost $67,920)		77,201

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Notes 1.38%, 1/31/2022 (b) (Cost $9,729)	9,688	9,730

	Shares (000)
SHORT-TERM INVESTMENTS — 1.6%
INVESTMENT COMPANIES — 1.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (c) (Cost $29,787)	29,787	29,787

Total Investments — 100.4% (Cost $1,471,993)		1,902,123
Liabilities in Excess of Other Assets — (0.4)%		(7,162)

Net Assets — 100.0%		1,894,961

Percentages indicated are based on net assets.

JPMorgan SmartRetirement® 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2021.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	407	12/2021	EUR	18,971	(635)
FTSE 100 Index	152	12/2021	GBP	14,423	4
MSCI EAFE E-Mini Index	332	12/2021	USD	37,634	(1,782)
S&P 500 E-Mini Index	111	12/2021	USD	23,879	(813)

					(3,226)

Abbreviations

EAFE Europe, Australasia and Far East
EUR Euro
FTSE Financial Times and the London Stock Exchange
GBP British Pound
MSCI Morgan Stanley Capital International
USD United States Dollar

JPMorgan SmartRetirement® 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$77,201	$—	$—	$77,201
Investment Companies	1,785,405	—	—	1,785,405
U.S. Treasury Obligations	—	9,730	—	9,730
Short-Term Investments
Investment Companies	29,787	—	—	29,787

Total Investments in Securities	$1,892,393	$9,730	$—	$1,902,123

Appreciation in Other Financial Instruments
Futures Contracts	$4	$—	$—	$4
Depreciation in Other Financial Instruments
Futures Contracts	(3,230)	—	—	(3,230)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(3,226)	$—	$—	$(3,226)

JPMorgan SmartRetirement® 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$26,521	$2,916	$9,747	$1,100	$(785)	$20,005	208	$137	$—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	45,899	9,218	12,566	1,661	(2,671)	41,541	474	97	—
JPMorgan Core Bond Fund Class R6 Shares (a)	29,571	163	—	—	(148)	29,586	2,468	164	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	59,055	377	—	—	(278)	59,154	6,927	376	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	9,097	103	—	—	(182)	9,018	1,142	103	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	180,184	16,429	4,582	252	(16,465)	175,818	8,564	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	9,108	167	—	—	(229)	9,046	1,154	166	—
JPMorgan Growth Advantage Fund Class R6 Shares (a)	157,997	14,693	4,688	2,189	(1,974)	168,217	4,582	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	35,175	429	—	—	(96)	35,508	4,857	429	—
JPMorgan High Yield Research Enhanced ETF (a)	18,634	—	2,902	12	(89)	15,655	301	175	—
JPMorgan Income Fund Class R6 Shares (a)	14,927	145	—	—	(94)	14,978	1,577	146	—
JPMorgan International Equity Fund Class R6 Shares (a)	108,994	—	4,072	75	(833)	104,164	4,900	—	—
JPMorgan International Focus Fund Class R6 Shares (a)	229,632	10,210	9,919	339	(8,566)	221,696	8,300	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	161,315	—	3,490	391	(1,405)	156,811	7,608	—	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	57,577	75	36,196	(2,682)	716	19,490	1,011	76	—
JPMorgan Realty Income Fund Class R6 Shares (a)	81,047	309	—	—	767	82,123	5,149	309	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	24,253	—	—	—	(320)	23,933	314	—	—
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	10,865	—	—	—	(631)	10,234	349	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	13,480	27	—	—	(359)	13,148	390	26	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	218,987	379	9,743	2,605	(992)	211,236	9,672	379	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	24,408	86,644	81,265	—	—	29,787	29,787	2	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	156,887	24,320	—	—	(918)	180,289	4,903	468	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	295,273	—	33,485	218	(1,050)	260,956	6,073	—	—

Total	$1,968,886	$166,604	$212,655	$6,160	$(36,602)	$1,892,393		$3,053	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.